UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: February 28, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	February 28, 2023

WESTERN ASSET

MANAGED MUNICIPALS

FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Managed Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Managed Municipals Fund for the twelve-month reporting period ended February 28, 2023. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

Effective March 31, 2023, John Mooney joined the Fund’s portfolio management team. For more information, please see the Fund’s prospectus supplement dated March 31, 2023.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

March 31, 2023

Western Asset Managed Municipals Fund	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital. We select securities primarily by identifying undervalued sectors and individual securities, while also selecting securities we believe will benefit from anticipated changes in market conditions.

Under normal circumstances, the Fund invests at least 80% of its assets in municipal securities and other investments with similar economic characteristics, the interest on which is exempt from regular federal income tax, but which may be subject to the federal alternative minimum tax (“AMT”). Municipal securities include debt obligations issued by any of the 50 states and certain other municipal issuers and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands and Guam) and other qualifying issuers. These securities include participation or other interests in municipal securities issued or backed by banks, insurance companies and other financial institutions.

The Fund normally invests in intermediate-term and long-term municipal securities that have remaining maturities from one to more than thirty years at the time of purchase. The Fund focuses on investment grade bonds (that is, securities rated in the Baa/BBB categories or above or, if unrated or we deemed to be unrated, securities we determined to be of comparable quality), but may invest up to 20% of its assets in below investment grade bonds (commonly known as “high yield” or “junk” bonds). The Fund may also invest in securities of other open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in municipal securities.

Instead of, and/or in addition to, investing directly in particular securities, the Fund may use instruments such as derivatives and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The Fund may use one or more types of these instruments without limit, except that these instruments are taken into account when determining compliance with the Fund’s 80% policy. The Fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes. The Fund may leverage its assets by investing proceeds received through tender option bond transactions, which is considered a form of borrowing.

At Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Western Asset Managed Municipals Fund 2023 Annual Report	1

Fund overview (cont’d)

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and fell sharply over the twelve-month reporting period ended February 28, 2023. The market’s decline was driven by a number of factors, including elevated and persistent inflation, aggressive Federal Reserve Board (the “Fed”) monetary policy tightening, the weakening global economy, the repercussions from COVID-19, and the war in Ukraine.

Short-term U.S. Treasury yields moved sharply higher as the Fed began to raise interest rates in March 2022 in attempt to rein in inflation. Over the next eleven months, the central bank hiked rates an additional seven times, bringing the federal funds rate to a range between 4.50% and 4.75% — the highest level since 2007. The yield for the two-year Treasury note began the reporting period at 1.44% and ended the period at 4.81% (the peak for the reporting period). The low of 1.31% took place on March 1, 2022. The yield for ten-year Treasury note began the reporting period at 1.83% and ended at 3.92%. The low of 1.72% took place on March 1, 2022 and the high of 4.25% occurred on October 24, 2022.

The municipal bond market generated a negative return but outperformed its taxable bond counterpart during the twelve-month reporting period. Over that time, the Bloomberg Municipal Bond Indexi and the Bloomberg U.S. Aggregate Indexii returned -5.10% and -9.72%, respectively. Both the taxable and tax-free markets were negatively impacted by rising interest rates.

Q. How did we respond to these changing market conditions?

A. There were several adjustments to the Fund during the reporting period. We increased the Fund’s duration over the period. Elsewhere, we pared its exposure to the pre-refunded sector and increased its exposure to the power sector. From a quality perspective, we added to the Fund’s allocation to AAA-rated bonds and reduced its allocation to AA-rated bonds.

Performance review

For the twelve months ended February 28, 2023, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned -6.21%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Index, returned -5.10% for the same period. The Lipper General & Insured Municipal Debt Funds Category Averageiii returned -7.01% over the same time frame.

Certain investors may be subject to the AMT, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

2	Western Asset Managed Municipals Fund 2023 Annual Report

Performance Snapshot as of February 28, 2023 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Managed Municipals Fund:
Class 1[1]	0.24%	-6.04%
Class A	0.18%	-6.21%
Class C	-0.09%	-6.71%
Class I	0.28%	-6.01%
Class IS	0.29%	-5.98%
Bloomberg Municipal Bond Index	0.66%	-5.10%
Lipper General & Insured Municipal Debt Funds Category Average	0.07%	-7.01%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended February 28, 2023 for Class 1, Class A, Class C, Class I and Class IS shares were 3.59%, 3.37%, 2.96%, 3.66% and 3.69%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I and Class IS shares would have been 3.65% and 3.68%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 28, 2022, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 0.50%, 0.63%, 1.19%, 0.50% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.77% for Class A shares, 1.32% for Class C shares, 0.45% for

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares of the Fund may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Western Asset Managed Municipals Fund 2023 Annual Report	3

Fund overview (cont’d)

Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares. The ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its duration management. In particular, we shifted from underweight to overweight duration as yields fell towards the end of the period. Security selection within a number of areas was also additive for returns. Specifically, selection within BBB rated securities was beneficial, as was selection within the leasing sector. From a sector allocation perspective, an underweight to local general obligation bonds benefited performance.

Q. What were the leading detractors from performance?

A. Security selection within the power and water & sewer sectors detracted the most from performance. Additionally, an overweight to the industrial revenue sector detracted from returns as it underperformed the benchmark. Elsewhere, an overweight to high yield bonds was a headwind for returns as their spreads widened over the period.

Thank you for your investment in Western Asset Managed Municipals Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

March 13, 2023

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection

4	Western Asset Managed Municipals Fund 2023 Annual Report

with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio managers’ current or future investments. The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended February 28, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 300 funds for the six-month period and among the 291 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Managed Municipals Fund 2023 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of February 28, 2023 and February 28, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

6	Western Asset Managed Municipals Fund 2023 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2022 and held for the six months ended February 28, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	0.24%	$1,000.00	$1,002.40	0.56%	$2.78	Class 1	5.00%	$1,000.00	$1,022.02	0.56%	$2.81
Class A	0.18	1,000.00	1,001.80	0.69	3.42	Class A	5.00	1,000.00	1,021.37	0.69	3.46
Class C	-0.09	1,000.00	999.10	1.23	6.10	Class C	5.00	1,000.00	1,018.70	1.23	6.16
Class I	0.28	1,000.00	1,002.80	0.50	2.48	Class I	5.00	1,000.00	1,022.32	0.50	2.51
Class IS	0.29	1,000.00	1,002.90	0.46	2.28	Class IS	5.00	1,000.00	1,022.51	0.46	2.31

Western Asset Managed Municipals Fund 2023 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended February 28, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

8	Western Asset Managed Municipals Fund 2023 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/28/23	-6.04%	-6.21%	-6.71%	-6.01%	-5.98%
Five Years Ended 2/28/23	1.45	1.30	0.75	1.48	N/A
Ten Years Ended 2/28/23	1.93	1.82	1.26	1.96	N/A
Inception* through 2/28/23	—	—	—	—	1.51

With sales charges[2]	Class 1	Class A	Class C	Class I	Class IS
Twelve Months Ended 2/28/23	-6.04%	-10.21%	-7.62%	-6.01%	-5.98%
Five Years Ended 2/28/23	1.45	0.43	0.75	1.48	N/A
Ten Years Ended 2/28/23	1.93	1.38	1.26	1.96	N/A
Inception* through 2/28/23	—	—	—	—	1.51

Cumulative total returns
Without sales charges[1]
Class 1 (2/28/13 through 2/28/23)	21.09%
Class A (2/28/13 through 2/28/23)	19.81
Class C (2/28/13 through 2/28/23)	13.32
Class I (2/28/13 through 2/28/23)	21.41
Class IS (Inception date of 3/16/18 through 2/28/23)	7.73

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25% on purchases made prior to August 15, 2022. Purchases made on or after August 15, 2022, incur a maximum initial sales charge of 3.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class 1, A, C, I and IS shares are September 12, 2000, March 4, 1981, November 9, 1994, April 4, 1995 and March 16, 2018, respectively.

Western Asset Managed Municipals Fund 2023 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Class A Shares of Western Asset Managed Municipals Fund vs. Bloomberg Municipal Bond Index and Lipper General & Insured Municipal Debt Funds Category Average† — February 2013 - February 2023

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A shares of Western Asset Managed Municipals Fund on February 28, 2013, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment and the reinvestment of all distributions, including returns of capital, if any, at net asset value through February 28, 2023. Effective August 15, 2022, the maximum initial sales charge was reduced to 3.75%. Returns based on the initial investment made prior to August 15, 2022 have not been restated to reflect the new maximum initial sales charge. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Municipal Bond Index and the Lipper General & Insured Municipal Debt Funds Category Average. The Bloomberg Municipal Bond Index (the “Index”) is a market value weighted Index of investment grade municipal bonds with maturities of one year or more. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The Lipper General & Insured Municipal Debt Funds Category Average is comprised of the Fund’s peer group of mutual funds. The performance of the Fund’s other classes may be greater or less than the Class A shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Managed Municipals Fund 2023 Annual Report

Schedule of investments

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.5%
Alabama — 4.6%
Alabama State Corrections Institution Finance Authority Revenue:
Series A	5.250%	7/1/47	$10,000,000	$10,829,234
Series A	5.250%	7/1/52	1,000,000	1,076,784
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	3,470,000	3,452,643	(a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	3,300,000	3,416,615	(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% to 10/1/23 then 7.750%)	0.000%	10/1/46	1,520,000	1,560,043
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	53,065,000	54,431,121
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	5,465,000	5,610,575
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	11,395,000	12,096,750
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	9,335,000	9,929,633
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	38,405,000	38,430,163	(a)(b)
Total Alabama				140,833,561
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B	5.000%	12/1/38	1,150,000	1,232,605
State Capital Project II, Series B	5.000%	12/1/39	760,000	811,394
State Capital Project II, Series B	5.000%	12/1/37	1,505,000	1,618,749
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	4,325,000	4,350,468	(c)
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/32	845,000	929,243
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/33	1,055,000	1,154,639
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/34	760,000	766,060

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	11

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Alaska — continued
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/35	$1,900,000	$1,885,327
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/37	2,165,000	2,091,721
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/40	1,025,000	963,614
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	2,845,000	2,489,779
Total Alaska				18,293,599
Arizona — 2.3%
Arizona State Board of Regents University System Revenue:
Series D	5.000%	7/1/41	2,620,000	2,685,826
Series D	5.000%	7/1/46	1,900,000	1,939,231
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Series A, Refunding, SD Credit Program	5.000%	7/1/48	1,365,000	1,372,046
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	985,000	991,124
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/47	1,140,000	1,162,248
Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	760,000	772,541
Basis School Project, Series D, Refunding	5.000%	7/1/37	455,000	444,058	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/47	655,000	595,803	(d)
Basis School Project, Series D, Refunding	5.000%	7/1/51	1,960,000	1,755,498	(d)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A	4.000%	2/1/50	3,035,000	2,725,018
Arizona State IDA, Revenue Bonds:
Lincoln South Beltway Project	5.000%	2/1/26	1,890,000	1,997,225
Lincoln South Beltway Project	5.000%	8/1/27	915,000	997,870
Lincoln South Beltway Project	5.000%	2/1/28	2,095,000	2,304,391
Lincoln South Beltway Project	5.000%	8/1/28	1,785,000	1,978,885
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	28,835,000	28,990,749	(a)(b)(c)
Maricopa County, AZ, IDA, Education Revenue:
Great Hearts Arizona Project, Series A, SD Credit Program	5.000%	7/1/52	760,000	771,051
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/37	230,000	238,125

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Great Hearts Arizona Project, Series C, SD Credit Program	5.000%	7/1/48	$455,000	$462,630
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/39	530,000	549,931
Legacy Traditional School Project, Series A, SD Credit Program	5.000%	7/1/49	985,000	1,011,175
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	3,975,000	4,130,579	(d)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies, Refunding	5.000%	7/1/46	985,000	988,717
Queen Creek, AZ, Excise Tax & State Shared Revenue:
Series A	5.000%	8/1/42	1,245,000	1,331,340
Series A	5.000%	8/1/47	1,520,000	1,614,760
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.250%	12/1/28	9,110,000	9,505,338
Total Arizona				71,316,159
California — 11.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	5,125,000	5,294,027
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	1,710,000	1,746,121
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/33	1,330,000	1,359,920	(e)
Series A, Refunding	5.000%	5/1/34	1,025,000	1,048,058	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series A (SIFMA Municipal Swap Index Yield + 1.250%)	4.670%	4/1/27	20,495,000	20,712,110	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	3,450,000	3,446,772	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	10,000,000	10,520,699	(a)(b)
California State Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/49	5,695,000	5,753,667

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	13

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	$1,140,000	$1,168,269
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	3,795,000	4,017,329
California State MFA Revenue:
Orange County Civic Center, Series A	5.000%	6/1/48	5,315,000	5,605,905
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	15,020,000	15,065,135	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	910,000	871,848	(c)
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project	5.000%	11/21/45	6,070,000	6,115,356	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,520,000	1,605,076	(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	5,540,000	5,637,680	(d)
California State University Revenue, Systemwide, Series A	4.000%	11/1/45	1,140,000	1,106,313
California State, GO, Various Purpose	4.000%	3/1/46	3,035,000	2,965,918
California Statewide CDA Revenue:
American Baptist Homes of the West, Refunding	5.000%	10/1/45	1,935,000	1,946,647
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	8,970,000	8,969,297	(d)
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	12,105,000	12,819,501
Long Beach, CA, Bond Finance Authority Revenue:
Natural Gas Purchase, Series A	5.000%	11/15/29	1,900,000	1,999,429
Natural Gas Purchase, Series A	5.500%	11/15/37	2,830,000	3,079,801
Long Beach, CA, Harbor Revenue, Series A	5.000%	5/15/39	1,520,000	1,656,345
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project	5.000%	5/15/40	1,710,000	1,730,297
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series A	5.000%	7/1/38	4,555,000	4,948,896
Senior Proposition C, Series A	5.000%	7/1/39	3,035,000	3,286,142

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Senior Proposition C, Series B	5.000%	7/1/34	$760,000	$847,722
Senior Proposition C, Series B	5.000%	7/1/36	3,795,000	4,161,807
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/37	2,430,000	2,589,696	(c)
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	4,935,000	5,035,975	(c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	2,275,000	2,380,329	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,215,000	1,304,013	(c)
Los Angeles International Airport, Subordinated, Series F	4.000%	5/15/49	2,675,000	2,458,041	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series A	5.000%	7/1/42	5,695,000	5,992,448
Series A, Refunding	5.000%	7/1/46	1,520,000	1,583,205
Series B, Refunding	5.000%	7/1/39	8,365,000	8,871,243
Series C	5.000%	7/1/37	3,660,000	3,924,298
Series C	5.000%	7/1/38	760,000	813,589
Series C	5.000%	7/1/42	9,865,000	10,442,608
Series E	5.000%	7/1/44	7,590,000	7,691,092
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	6,375,000	6,770,618
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	5,315,000	6,597,469
Series A	6.500%	11/1/39	5,515,000	6,579,033
Series B	7.000%	11/1/34	20,115,000	24,968,595
Series B	6.500%	11/1/39	9,865,000	11,768,297
Series C	6.125%	11/1/29	3,930,000	4,333,154
Series C	7.000%	11/1/34	3,795,000	4,710,704
Series C	6.500%	11/1/39	980,000	1,169,076
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	4,545,000	4,549,378	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	6,700,000	7,426,878

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	15

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Riverside County, CA, Transportation Commission Sales Tax Revenue:
Series B, Refunding	5.000%	6/1/38	$5,390,000	$5,786,719
Series B, Refunding	5.000%	6/1/39	7,535,000	8,057,758
Roseville, CA, Natural Gas Financing Authority Revenue, Series 2007	5.000%	2/15/27	3,035,000	3,122,195
San Bernardino, CA, USD Revenue, COP:
2019 School Financing Project, AGM	5.000%	10/1/36	3,030,000	3,303,800
2019 School Financing Project, AGM	5.000%	10/1/38	1,330,000	1,437,262
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	8,880,000	9,261,000
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	3,000,000	3,045,111	(c)
Second Series D, Refunding	5.000%	5/1/48	3,415,000	3,471,106	(c)
Series A, Refunding	5.000%	5/1/35	7,590,000	8,221,300	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/37	875,000	916,220	(c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,140,000	1,164,923	(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	4,010,000	4,305,267
Sanger, CA, USD Revenue, COP:
Capital Projects, Refunding, AGM	5.000%	6/1/49	1,520,000	1,564,756
Capital Projects, Refunding, AGM	5.000%	6/1/52	2,275,000	2,276,609
South Whittier School District, GO:
Series B, AGM	4.000%	8/1/46	1,035,000	987,218
Series B, AGM	4.000%	8/1/48	1,725,000	1,625,768
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	11,385,000	12,221,903
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	1,330,000	1,376,039
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/27	760,000	808,880

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	$2,130,000	$2,186,249
University of California, CA, Revenue, Limited Project, Series K	5.000%	5/15/35	4,555,000	4,852,482
Total California				351,438,391
Colorado — 2.1%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	774,000	776,866
Broadway Station Metropolitan District #3, CO, GO:
Series A	5.000%	12/1/39	750,000	661,970
Series A	5.000%	12/1/49	1,000,000	832,825
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	7,300,000	6,973,724
Colorado State Educational & Cultural Facilities Authority Revenue:
University of Denver Project, Series A	5.000%	3/1/43	2,810,000	2,940,996
University of Denver Project, Series A	5.000%	3/1/47	3,720,000	3,881,660
Colorado State Health Facilities Authority Revenue:
Adventhealth Obligated Group, Series A	4.000%	11/15/38	8,035,000	7,796,643
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	13,210,000	13,664,954	(a)(b)
Commonspirit Health Project, Series A	5.500%	11/1/47	3,500,000	3,688,144
Commonspirit Health Project, Series A	5.250%	11/1/52	3,500,000	3,605,665
Commonspirit Health Project, Series A-2	4.000%	8/1/49	3,415,000	2,961,534
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	3,755,000	3,465,132
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	1,140,000	1,091,477
C-470 Express Lanes	5.000%	12/31/51	1,215,000	1,149,362
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AGM	5.000%	12/1/50	1,139,000	1,164,658
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	6,375,000	7,598,860

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	17

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Regional Transportation District, CO:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	4.000%	7/15/36	$760,000	$736,489
Denver Transit Partners Eagle P3 Project, Series A, Refunding	3.000%	7/15/37	760,000	633,687
Total Colorado				63,624,646
Connecticut — 1.0%
Connecticut Airport Authority, Customer Facility Charge Revenue, Ground Transportation, Center Project, Series A	5.000%	7/1/49	1,520,000	1,510,732	(c)
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	5/1/35	3,225,000	3,617,025
Transportation Infrastructure Purpose, Series A	5.000%	1/1/38	5,880,000	6,287,308
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	5/1/34	1,820,000	2,060,149
Connecticut State, GO:
Series A	5.000%	4/15/34	1,520,000	1,678,177
Series A	5.000%	4/15/35	3,715,000	4,021,356
Series A	5.000%	4/15/36	1,745,000	1,899,903
Series A	5.000%	4/15/39	1,250,000	1,345,034
Series E	5.000%	10/15/34	4,070,000	4,321,826
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	2,920,000	2,883,303	(d)
Total Connecticut				29,624,813
Delaware — 0.6%
Delaware State EDA Revenue, Acts Retirement Communities	5.000%	11/15/48	2,275,000	2,152,160
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	2,275,000	2,279,646
Delaware State Transportation Authority Revenue:
US 301 Project	5.000%	6/1/45	2,330,000	2,361,798
US 301 Project	5.000%	6/1/55	10,437,000	10,495,041
Total Delaware				17,288,645

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 0.4%
District of Columbia Revenue:
KIPP DC Project, Series B, Refunding	5.000%	7/1/42	$7,020,000	$7,022,822
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	5,465,000	5,343,904
Total District of Columbia				12,366,726
Florida — 5.2%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/42	2,655,000	2,703,920	(c)
Series 2017	5.000%	10/1/47	2,545,000	2,576,308	(c)
Series A	5.000%	10/1/25	1,520,000	1,560,188	(c)
Series A	5.000%	10/1/26	1,140,000	1,185,736	(c)
Series A	5.000%	10/1/28	1,140,000	1,215,998	(c)
Series A	5.000%	10/1/45	16,700,000	16,840,854	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	4.500%	9/1/47	1,725,000	1,680,852	(c)
Series 2022	5.500%	9/1/52	3,000,000	3,195,407	(c)
Series B	5.000%	9/1/32	7,875,000	8,597,217	(c)
Series B	5.000%	9/1/33	6,535,000	7,118,917	(c)
Broward County, FL, School Board, COP:
Series B, Refunding	5.000%	7/1/31	6,640,000	6,842,712
Series B, Refunding	5.000%	7/1/32	6,070,000	6,247,089
Cape Coral, FL, Water & Sewer Revenue, Refunding	5.000%	10/1/39	3,795,000	3,967,839
Cityplace, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/26	1,900,000	1,945,627
FAU Finance Corporation Florida Capital Improvement Revenue:
Student Housing Project, Series A, Refunding	5.000%	7/1/36	3,035,000	3,262,398
Student Housing Project, Series A, Refunding	5.000%	7/1/38	3,035,000	3,229,174
Student Housing Project, Series A, Refunding	5.000%	7/1/39	1,900,000	2,008,091
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	2,300,000	2,305,803	(d)
Florida State Mid-Bay Bridge Authority Revenue:
First Senior Lien, Series A, Refunding	5.000%	10/1/40	1,520,000	1,534,749
Series A, Refunding	5.000%	10/1/28	380,000	390,649

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	19

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Series A, Refunding	5.000%	10/1/29	$2,065,000	$2,123,757
Series A, Refunding	5.000%	10/1/35	3,795,000	3,874,277
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	3,035,000	2,782,423
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	3,605,000	3,671,424	(c)
Priority Subordinated, Series A	5.000%	10/1/47	2,825,000	2,859,753	(c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	4,025,000	4,128,449	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/39	1,270,000	1,228,968
Series A, Refunding	4.000%	10/1/41	760,000	720,993
Series A, Refunding	5.000%	10/1/41	5,505,000	5,642,954
Series A, Refunding	5.000%	10/1/49	9,790,000	9,936,715	(c)
Series B, Refunding	5.000%	10/1/40	2,275,000	2,328,586	(c)
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/47	4,935,000	5,013,358
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	8,765,000	9,028,783	(c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	6,600,000	6,890,632	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	4,700,000	4,908,435
Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	3,605,000	3,729,728
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	1,330,000	1,274,184
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	760,000	607,910
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	970,000	850,926
Toby & Leon Cooperman Sinai Residences of Boca Raton, Refunding	4.000%	6/1/36	1,520,000	1,308,675
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	645,000	6	*(f)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.250%	7/1/24	$3,160,000	$3,206,742
Sarasota Memorial Hospital, Series B, Refunding, NATL	5.500%	7/1/28	2,645,000	2,831,539
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,140,000	1,046,951
Tampa, FL, Sports Authority Revenue, Tampa Bay Arena Project, NATL, GTD	6.100%	10/1/26	540,000	568,746
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	2,085,000	2,151,860
Total Florida				161,126,302
Georgia — 1.4%
Atlanta, GA, Water & Wastewater Revenue, Series A, NATL	5.500%	11/1/27	760,000	808,080
Brookhaven, GA, Development Authority Revenue:
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	1,140,000	1,092,404
Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/49	5,315,000	4,925,017
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	3,640,000	3,754,403
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, Refunding, NATL	5.625%	10/1/26	420,000	438,129
Fulton County, GA, Development Authority Revenue:
Georgia Institute of Technology	5.000%	6/15/44	1,330,000	1,431,468
Wellstar Health System, Inc. Project, Series A	4.000%	4/1/50	2,465,000	2,206,818
Georgia State Higher Education Facilities Authority Revenue:
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/34	835,000	912,596
USG Real Estate Foundation II LLC Project, Refunding	5.000%	6/15/35	760,000	824,987

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	21

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4 Project, Series A	5.000%	1/1/49	$1,520,000	$1,541,784
Plant Vogtle Units 3&4, Project J, Series A	4.000%	1/1/51	760,000	659,739
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	1,520,000	1,539,298
Plant Vogtle Units 3&4, Project M, Series A	4.000%	1/1/51	760,000	662,037
Plant Vogtle Units 3&4, Project M, Series A	5.000%	1/1/56	770,000	781,120
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	4,000,000	4,139,852
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	2,350,000	2,383,879
Project One Subordinated, Series A	5.000%	1/1/45	1,480,000	1,517,705
Project One, Series A	5.000%	1/1/50	1,710,000	1,742,442
Series EE, AMBAC	7.250%	1/1/24	380,000	392,247
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.500%	9/15/26	7,590,000	7,879,547
Series A	5.000%	5/15/34	1,520,000	1,569,964
Series A	5.000%	5/15/43	1,480,000	1,477,334
Total Georgia				42,680,850
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	5.000%	1/1/28	190,000	198,750
Series F, Refunding	5.000%	1/1/29	760,000	800,329
Series F, Refunding	5.000%	1/1/30	570,000	602,134
Series F, Refunding	5.000%	1/1/31	570,000	605,664
Series F, Refunding	4.000%	1/1/36	2,655,000	2,550,556
Total Guam				4,757,433
Illinois — 12.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/46	1,235,000	1,200,116
Series 2018	5.000%	4/1/38	910,000	915,036
Series 2018	5.000%	4/1/42	3,340,000	3,294,563
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	605,000	605,334
Dedicated, Series A	5.000%	12/1/38	2,825,000	2,800,286
Dedicated, Series A	5.000%	12/1/43	3,500,000	3,372,789
Dedicated, Series G, Refunding	5.000%	12/1/34	605,000	617,264
Dedicated, Series G, Refunding	5.000%	12/1/44	1,330,000	1,288,155

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Dedicated, Series H	5.000%	12/1/36	$1,140,000	$1,143,565
Dedicated, Series H	5.000%	12/1/46	3,010,000	2,888,454
Series A	5.000%	12/1/35	7,870,000	7,938,310
Series A	5.000%	12/1/39	4,700,000	4,624,368
Series A	5.000%	12/1/40	2,125,000	2,072,268
Series A	5.000%	12/1/41	16,040,000	15,513,473
Series B, Refunding	5.000%	12/1/36	1,935,000	1,936,770
Series C, Refunding	5.000%	12/1/24	150,000	152,091
Series C, Refunding	5.000%	12/1/25	1,820,000	1,857,831
Series D	5.000%	12/1/46	3,225,000	3,069,810
Chicago, IL, GO:
Series A	5.000%	1/1/44	13,035,000	12,704,796
Series A, Refunding	5.000%	1/1/27	3,035,000	3,111,274
Series A, Refunding	5.000%	1/1/28	8,920,000	9,189,224
Series A, Refunding	6.000%	1/1/38	5,655,000	5,935,808
Series C, Refunding	5.000%	1/1/25	1,080,000	1,095,389
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/35	1,710,000	1,778,002
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,140,000	1,167,485
Senior Lien, Series D	5.000%	1/1/47	7,305,000	7,484,069
Senior Lien, Series G	5.000%	1/1/47	1,250,000	1,263,039	(c)
Senior Lien, Series G	5.000%	1/1/52	1,155,000	1,163,964	(c)
Series A, Refunding	5.000%	1/1/34	6,215,000	6,306,496	(c)
Series C	5.000%	1/1/31	2,465,000	2,504,978	(c)
Series C	5.000%	1/1/32	2,525,000	2,565,297	(c)
Series C	5.000%	1/1/33	2,275,000	2,310,649	(c)
Series C	5.000%	1/1/34	2,125,000	2,156,284	(c)
Series C	5.000%	1/1/35	380,000	384,879	(c)
Series C	5.000%	1/1/46	5,315,000	5,297,567	(c)
Series D, Refunding	5.000%	1/1/46	760,000	768,907
TrIPS Obligated Group	5.000%	7/1/48	2,920,000	2,891,979	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	3,340,000	3,382,882
Second Lien, Series A, Refunding	5.000%	12/1/45	1,430,000	1,474,658
Second Lien, Series A, Refunding	4.000%	12/1/50	3,795,000	3,304,260
Second Lien, Series A, Refunding	4.000%	12/1/55	2,125,000	1,833,717

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	23

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$4,555,000	$4,556,495
Second Lien, Series A	5.000%	1/1/47	1,215,000	1,216,702
Second Lien, Series B, Refunding	5.000%	1/1/36	3,055,000	3,125,910
Second Lien, Series B, Refunding	5.000%	1/1/38	760,000	769,171
Second Lien, Series C, Refunding	5.000%	1/1/39	1,520,000	1,525,332
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/39	8,985,000	9,046,568
Second Lien, Series 2017, Refunding	5.000%	11/1/29	760,000	795,995
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	760,000	812,110
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/34	4,555,000	4,838,234
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	1,565,000	1,621,432
Cook County, IL, Sales Tax Revenue:
Series A, Refunding	4.000%	11/15/40	2,085,000	1,967,776
Series A, Refunding	4.000%	11/15/41	2,845,000	2,626,633
Elk Grove Village, IL, GO:
Cook and DuPage Counties	5.000%	1/1/34	1,025,000	1,100,803
Cook and DuPage Counties, Refunding	5.000%	1/1/36	985,000	1,048,614
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	5.000%	10/1/29	760,000	774,895
Benedictine University, Refunding	5.000%	10/1/31	760,000	773,698
Benedictine University, Refunding	4.000%	10/1/33	545,000	505,370
Northshore University Healthsystem, Series A	5.000%	8/15/35	1,520,000	1,691,820
Northshore University Healthsystem, Series A	4.000%	8/15/39	2,920,000	2,806,144
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	1,270,000	1,202,603
OSF Healthcare System, Series A	4.000%	5/15/50	4,180,000	3,686,314
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/44	760,000	781,379
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	910,000	930,867
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/51	760,000	775,730

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
University of Illinois, Health Services Facilities Lease Revenue Bonds	4.000%	10/1/50	$1,710,000	$1,393,385
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue:
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	1,520,000	1,468,496
CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	380,000	361,657
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	1,520,000	1,553,491
Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/29	1,520,000	1,553,979
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	950,000	993,083
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	1,860,000	1,963,974
Illinois State Toll Highway Authority Revenue:
Series A	5.000%	1/1/40	4,555,000	4,824,171
Series A	5.000%	1/1/42	17,075,000	17,802,952
Illinois State University Revenue:
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/31	570,000	630,436
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/33	380,000	419,562
Auxiliary Facilities System, AGM, Refunding	5.000%	4/1/36	570,000	619,777
Illinois State, GO:
Series 2014	5.250%	2/1/32	4,195,000	4,245,395
Series 2016	5.000%	1/1/33	1,900,000	1,945,137
Series 2016	5.000%	11/1/33	1,405,000	1,445,088
Series 2016, Refunding	5.000%	2/1/27	18,480,000	19,238,464
Series 2016, Refunding	5.000%	2/1/29	985,000	1,024,634
Series A	5.000%	3/1/34	2,000,000	2,111,757
Series A	5.000%	5/1/39	2,275,000	2,325,706
Series A	5.000%	3/1/46	7,855,000	7,937,514
Series A, Refunding	5.000%	10/1/30	3,680,000	3,868,937
Series D	5.000%	11/1/27	29,275,000	30,684,003
Series D	5.000%	11/1/28	5,700,000	5,970,666

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	25

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$760,000	$736,920
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	9,680,000	8,340,653
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	14,600,000	11,848,995
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	24,000,000	23,439,283
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	6,890,000	6,567,392
Series A, Refunding, NATL	6.000%	7/1/29	19,585,000	22,055,940
Total Illinois				371,718,128
Indiana — 1.3%
Ball State University, IN, Board of Student Fee Bonds:
Series S	4.000%	7/1/36	1,365,000	1,376,549
Series S	4.000%	7/1/37	570,000	570,852
Series S	4.000%	7/1/38	605,000	604,201
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	3,795,000	3,543,036
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,680,000	3,572,077
Private Activity, Ohio River Bridge	5.000%	7/1/40	3,795,000	3,814,592	(c)(e)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	7,760,000	8,060,781
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	11,090,000	11,710,572	(c)
Northern Indiana Commuter Transportation District, Industrial Revenue, Limited Obligation Revenue	5.000%	7/1/41	1,900,000	1,958,297
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	3,795,000	3,890,576	(c)
Total Indiana				39,101,533

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Iowa — 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$15,180,000	$15,236,972	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	2,290,000	1,999,539
Total Iowa				17,236,511
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue:
Series 3	5.000%	2/1/39	3,305,000	3,383,580
Series 3	5.000%	2/1/44	2,275,000	2,325,709
Wyandotte County/Kansas City, KS, Unified Government Utility System Revenue:
Improvement, Series A	5.000%	9/1/40	1,520,000	1,548,025
Improvement, Series A	5.000%	9/1/45	2,275,000	2,311,554
Total Kansas				9,568,868
Kentucky — 2.3%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	2,960,000	3,001,230
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	21,440,000	21,241,674	(a)(b)
Series C	4.000%	6/1/25	34,460,000	34,486,493	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	4,365,000	4,088,796	(a)(b)
Norton Healthcare Inc., Series A	5.000%	10/1/37	1,595,000	1,652,302
Norton Healthcare Inc., Series A	5.000%	10/1/38	1,140,000	1,179,951
Norton Healthcare Inc., Series A	4.000%	10/1/39	760,000	703,679
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	4.000%	1/1/25	1,710,000	1,728,399
Series B, Refunding	5.000%	1/1/26	910,000	953,119
Series B, Refunding	5.000%	1/1/27	2,275,000	2,420,960
Total Kentucky				71,456,603

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	27

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Louisiana — 1.0%
Lafayette Parish, LA, School Board Sales Tax Revenue:
Series 2023	4.000%	4/1/48	$2,400,000	$2,298,206
Series 2023	4.000%	4/1/53	2,850,000	2,683,989
Louisiana State Offshore Terminal Authority Revenue:
Loop LLC Project, Series A	1.650%	12/1/23	2,285,000	2,249,649	(a)(b)
Loop LLC Project, Series A	1.650%	12/1/23	5,330,000	5,247,539	(a)(b)
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Property, Louisiana University Nicholson Gateway	5.000%	7/1/46	3,605,000	3,653,966
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	1,775,000	1,892,251
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	6,540,000	6,090,879	(a)(b)
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	2,355,000	2,289,679	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,775,000	3,535,996	(a)(b)
Total Louisiana				29,942,154
Maryland — 0.4%
Baltimore, MD, Water Project Revenue, Series A	4.000%	7/1/49	4,365,000	4,106,060
Maryland State EDC, EDR:
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/30	760,000	804,752
Transportation Facilities Project, Series A, Refunding	5.000%	6/1/35	1,520,000	1,587,778
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/35	1,580,000	1,646,299
University of Maryland, College Park Project, Refunding, AGM	5.000%	6/1/43	760,000	776,522
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	5,235,000	4,827,526
Total Maryland				13,748,937

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — 1.6%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	$1,140,000	$1,170,234
Massachusetts State DFA Revenue:
Boston Medical Center, Series G	5.250%	7/1/52	4,500,000	4,691,426
Boston University, Series BB1	5.000%	10/1/46	3,795,000	3,929,244
Foxborough Regional Charter, Refunding	5.000%	7/1/42	1,820,000	1,769,569
Milford Regional Medical Center, Series F	5.750%	7/15/43	1,140,000	1,140,888
Seven Hills Foundation, Refunding	4.000%	9/1/48	1,045,000	860,018
UMass Boston Student Housing Project	5.000%	10/1/48	3,075,000	2,913,522
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	1,465,000	1,478,139
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	1,330,000	1,266,126
WGBH Educational Foundation, Refunding	5.000%	1/1/40	1,670,000	1,739,734
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	6,735,000	6,940,101
Massachusetts State Municipal Wholesale Electric Co. Revenue, Series A	4.000%	7/1/46	1,520,000	1,403,867
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/34	3,165,000	3,403,991	(c)
Series A	5.000%	7/1/35	3,155,000	3,369,865	(c)
Series A, Refunding	5.000%	7/1/36	530,000	562,022	(c)
Series E	5.000%	7/1/46	5,505,000	5,712,031	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/40	8,540,000	8,512,847
Total Massachusetts				50,863,624
Michigan — 1.5%
Detroit, MI, Downtown Development Authority Revenue:
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	1,215,000	1,187,069
Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	3,035,000	2,959,370
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	13,430,000	13,775,134
Senior Lien, Series C, Refunding	5.000%	7/1/35	2,050,000	2,163,658
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	3,110,000	3,140,693
Henry Ford Health System, Refunding	5.000%	11/15/41	1,635,000	1,660,971

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	29

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Henry Ford Health System, Series A	4.000%	11/15/50	$2,465,000	$2,183,419
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-1, Refunding	5.000%	7/1/34	760,000	776,032
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	1,175,000	1,202,414
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	1,290,000	1,303,938
Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/41	1,700,000	1,767,204
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	10,245,000	9,873,647	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	5,845,000	5,826,838	(c)
Total Michigan				47,820,387
Minnesota — 0.2%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	6,050,000	6,143,438	(e)
Missouri — 0.2%
Cape Girardeau County, MO, IDA, Health Facilities Revenue, Series 2021	4.000%	3/1/46	760,000	638,296
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	3,415,000	3,553,134	(c)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	2,125,000	1,991,449
Total Missouri				6,182,879
Nebraska — 0.4%
Douglas County, NE, Hospital Authority No 2, Revenue Bonds:
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/37	795,000	785,117
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/39	910,000	885,732
Children’s Hospital Obligated Group, Refunding, Series A	4.000%	11/15/50	760,000	701,258

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nebraska — continued
Nebraska Public Power District Revenue, Series D	5.000%	1/1/46	$3,035,000	$3,110,958
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	5,890,000	5,591,210
Total Nebraska				11,074,275
Nevada — 0.5%
Clark County, NV, GO, Stadium Improvements, Series A	5.000%	5/1/48	15,180,000	15,951,911
New Hampshire — 0.2%
National Finance Authority, NH, Solid Waste Disposal Revenue:
Waste Management, Inc. Project, Series A	2.150%	7/1/24	3,035,000	2,952,169	(a)(b)(c)
Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,900,000	1,848,145	(a)(b)(c)
Total New Hampshire				4,800,314
New Jersey — 6.8%
New Brunswick, NJ, Parking Authority Revenue:
Series 2017, GTD, AGM	5.000%	9/1/42	1,710,000	1,795,617
Series A, Refunding, GTD, BAM	5.000%	9/1/39	3,035,000	3,169,015
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	13,285,000	13,553,378
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,900,000	1,910,042	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,140,000	1,148,176	(c)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	760,000	764,171	(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	4.970%	9/1/27	16,750,000	16,751,035	(b)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,960,000	3,225,745	(e)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	5.020%	3/1/28	15,180,000	15,180,903	(b)
School Facilities Construction, Series QQQ	4.000%	6/15/46	1,900,000	1,731,687
School Facilities Construction, Series QQQ, State Appropriations	4.000%	6/15/50	1,520,000	1,377,542

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	31

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	$9,865,000	$10,315,185	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	760,000	765,532	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,780,000	1,948,822
Transit Transportation Project, Series A	5.000%	11/1/34	4,175,000	4,502,779
New Jersey State EDA, Lease Revenue:
Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	4,895,000	5,217,897
State House Project, Series B	5.000%	6/15/43	2,555,000	2,629,278
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	5,695,000	5,733,067	(c)
Continental Airlines Inc. Project	5.625%	11/15/30	1,405,000	1,414,391	(c)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/47	1,520,000	1,494,592	(c)
United Airlines Project	5.500%	6/1/33	3,795,000	3,772,310	(c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Green Bonds, Series A	5.000%	7/1/45	2,655,000	2,709,059
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Refunding	5.000%	7/1/37	1,330,000	1,402,897
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	325,000	342,005
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	5,315,000	5,453,270
University Hospital, Series A, Refunding, AGM	5.000%	7/1/46	3,795,000	3,825,960
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series A, Refunding	5.000%	12/15/24	5,695,000	5,829,185
Transportation Program, Series AA	4.000%	6/15/37	2,730,000	2,683,945
Transportation Program, Series AA	5.000%	6/15/38	2,430,000	2,536,326
Transportation Program, Series AA	5.250%	6/15/41	10,100,000	10,304,523
Transportation Program, Series AA	5.250%	6/15/43	12,070,000	12,592,199
Transportation Program, Series AA	5.000%	6/15/45	3,295,000	3,332,491
Transportation Program, Series AA	4.000%	6/15/50	7,400,000	6,706,454
Transportation Program, Series AA, Refunding	5.000%	6/15/36	3,415,000	3,702,866
Transportation Program, Series BB	4.000%	6/15/36	5,880,000	5,880,292

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation Program, Series BB	4.000%	6/15/38	$645,000	$629,059
Transportation Program, Series BB	5.000%	6/15/44	6,830,000	7,012,079
Transportation Program, Series BB	5.000%	6/15/50	3,795,000	3,885,313
Transportation Program, Series CC	5.500%	6/15/50	2,000,000	2,149,136
Transportation System, Series A	4.000%	6/15/38	3,035,000	2,959,992
New Jersey State Turnpike Authority Revenue:
Series A	5.000%	1/1/48	3,795,000	3,986,958
Series A, Refunding	5.000%	1/1/35	3,720,000	3,898,637
Series G, Refunding	5.000%	1/1/36	16,905,000	18,096,588
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	1,715,000	1,772,780
Total New Jersey				210,093,178
New York — 12.5%
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	1,450,000	1,460,094	(d)
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	4,555,000	4,851,001
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	5,695,000	5,916,781
MTA, NY, Transportation Revenue:
Green Bonds, Series A	5.000%	11/15/24	1,105,000	1,131,448
Green Bonds, Series A	5.000%	11/15/51	1,520,000	1,508,532
Green Bonds, Series C-1	5.250%	11/15/55	1,900,000	1,946,409
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	2,465,000	2,299,176
Green Bonds, Series C-2A, Refunding	4.000%	11/15/38	1,140,000	1,051,637
Green Bonds, Series E	5.000%	11/15/29	2,275,000	2,423,300
Green Bonds, Series E	5.000%	11/15/33	1,710,000	1,823,960
Green Bonds, Series E, Refunding	4.000%	11/15/45	6,450,000	5,643,613
Green Bonds, Series F	5.000%	11/15/24	1,030,000	1,054,653
Series A-2	5.000%	5/15/30	6,905,000	7,323,296	(a)(b)
Nassau County, NY, General Improvement, GO, Series B, AGM	5.000%	7/1/42	380,000	398,452
New York City, NY, GO:
Subseries A-1	5.000%	8/1/39	3,555,000	3,828,450
Subseries A-1	4.000%	8/1/40	4,555,000	4,452,871
Subseries A-1	5.000%	8/1/47	6,415,000	6,846,874
Subseries B-1	5.000%	10/1/42	2,180,000	2,323,284
Subseries F-1	5.000%	3/1/42	2,275,000	2,452,170

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	33

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	$1,935,000	$1,723,074
Yankee Stadium Project, Refunding, AGM	4.000%	3/1/45	3,985,000	3,708,551
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	805,000	807,152
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	17,460,000	16,467,907
Second General Resolution, Series CC	5.000%	6/15/48	6,400,000	6,686,038
New York City, NY, TFA Future Tax Secured Revenue:
Series B-1	4.000%	11/1/41	3,500,000	3,419,990
Series C-1	4.000%	5/1/45	2,655,000	2,546,273
Subordinated, Series B-1	4.000%	8/1/45	5,935,000	5,690,409
Subordinated, Series B-1	5.000%	8/1/45	2,550,000	2,668,147
Subseries F-1	5.000%	5/1/42	8,000,000	8,388,432
New York State Dormitory Authority Revenue:
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/30	10,000	11,152	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/32	5,000	5,576	(e)
Non-State Supported Debt School District Program, Series A, AGM	5.000%	10/1/34	5,000	5,576	(e)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	6,750,000	6,241,942
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	5,000	5,576	(e)
Series A, Bidding Group 3	5.000%	3/15/43	7,590,000	8,038,155
Series B, Refunding	5.000%	2/15/43	10,000	10,893	(e)
Series E, Refunding	5.000%	3/15/34	18,975,000	19,806,103
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	7,050,000	7,423,769
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series E, Refunding	5.000%	3/15/44	1,555,000	1,652,883
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	6,500,000	6,878,370
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	12,815,000	12,574,256

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$7,180,000	$6,912,573	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	8,690,000	8,853,906
Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	4,615,000	4,298,446
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,365,000	1,413,576	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	11,055,000	11,409,910	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	815,000	840,620	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	4,365,000	3,970,594	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,640,000	1,658,783	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	16,120,000	16,121,509	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	22,380,000	22,033,734	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/37	2,230,000	2,358,033
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	4.000%	12/1/40	1,520,000	1,400,488
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	5,560,000	5,272,434
Port Authority of New York & New Jersey Revenue:
Consolidated Series 193, Refunding	5.000%	10/15/30	4,175,000	4,278,155	(c)
Consolidated Series 194, Refunding	5.000%	10/15/34	7,590,000	7,873,209
Consolidated Series 194, Refunding	5.000%	10/15/41	24,025,000	24,558,581
Consolidated Series 198, Refunding	5.000%	11/15/46	3,795,000	3,928,428
Consolidated Series 221	4.000%	7/15/50	10,345,000	9,330,963	(c)
Consolidated Series 221	4.000%	7/15/55	4,495,000	3,989,580	(c)
Consolidated Series 226, Refunding	5.000%	10/15/40	2,275,000	2,404,474	(c)
Consolidated Series 226, Refunding	5.000%	10/15/41	1,330,000	1,400,591	(c)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	35

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Triborough Bridge & Tunnel Authority, NY, Revenue:
MTA Bridges & Tunnels, Series C-2	5.000%	11/15/42	$7,810,000	$8,251,424
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	3,475,000	3,667,612
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	28,325,000	30,182,069
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	4,765,000	4,426,106
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	14,955,000	16,020,490
Troy, NY, Capital Resource Corp., Revenue:
Rensselaer Polytechnic Institute Project, Series 2020A, Refunding	5.000%	9/1/39	1,950,000	2,036,215
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	760,000	805,823
Total New York				383,194,551
North Carolina — 1.0%
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	4.000%	7/1/44	1,250,000	1,184,419
Charlotte Douglas International Airport	4.000%	7/1/44	1,740,000	1,621,257	(c)
Charlotte Douglas International Airport	5.000%	7/1/49	1,770,000	1,809,210	(c)
Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	5,695,000	5,996,874
Charlotte, NC, Lease Revenue, COP:
Convention Facility Project, Series A, Refunding	5.000%	6/1/46	2,655,000	2,826,929
Convention Facility Project, Series A, Refunding	4.000%	6/1/49	340,000	321,894
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/42	945,000	950,723
Series A, Refunding	5.000%	7/1/47	2,085,000	2,086,919
Series A, Refunding	5.000%	7/1/51	6,410,000	6,408,763
North Carolina State Turnpike Authority, Triangle Expressway System Revenue:
Senior Lien	5.000%	1/1/49	4,935,000	5,037,208
Senior Lien, Refunding	5.000%	1/1/32	835,000	875,127
Senior Lien, Refunding, AGM	5.000%	1/1/39	530,000	545,136
Total North Carolina				29,664,459
North Dakota — 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	11,710,000	8,711,797

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 1.8%
Allen County, OH, Hospital Facilities Authority Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/40	$1,920,000	$1,838,459
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	2,655,000	2,953,696
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/36	1,520,000	1,528,187
AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	1,900,000	1,870,591
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	4.000%	6/1/37	1,520,000	1,482,796
Senior Bonds, Series A-2, Refunding	4.000%	6/1/38	760,000	735,378
Senior Bonds, Series A-2, Refunding	4.000%	6/1/39	760,000	723,235
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	8,160,000	7,421,029
Franklin County, OH, Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	3,795,000	3,864,090
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A, Refunding, FHA	6.600%	8/1/25	125,000	125,452
Indian Creek, OH, Local School District, GO, Series A, SD Credit Program	5.000%	11/1/45	1,000,000	1,056,524
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,140,000	997,047	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	18,785,000	18,056,369	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,500,000	2,179,904	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,985,000	3,962,434	(a)(b)(c)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	415,000	443,548
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/36	760,000	802,811
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	1,520,000	1,452,424

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	37

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
University Hospitals Health Systems Inc., Series E, Refunding	4.000%	1/15/41	$1,005,000	$931,211
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	1,785,000	1,778,095	(c)
Portsmouth Bypass Project	5.000%	6/30/53	1,250,000	1,199,306	(c)
Total Ohio				55,402,586
Oregon — 0.1%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,275,000	2,367,078
Portland, OR, International Airport Revenue:
Series B, Refunding	5.000%	7/1/37	530,000	581,349
Series B, Refunding	5.000%	7/1/40	455,000	488,862
Series C, Refunding	5.000%	7/1/28	835,000	889,759	(c)
Total Oregon				4,327,048
Pennsylvania — 4.9%
Allegheny County, PA, HDA Revenue:
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	3,415,000	3,300,283
University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	4,175,000	4,012,682
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	1,900,000	1,838,982
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds:
Series 2018	5.000%	6/1/31	1,520,000	1,634,972
Series 2018	5.000%	6/1/32	1,330,000	1,427,433
Series 2018	5.000%	6/1/34	760,000	811,070
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries	5.000%	1/1/38	740,000	763,891	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,080,000	3,179,437	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/38	3,770,000	3,786,748
Penn State Health	4.000%	11/1/35	760,000	758,529
Penn State Health	4.000%	11/1/37	1,520,000	1,447,548
Dauphin County, PA, IDA Revenue, Dauphin Consolidated Water Supply, Series A	6.900%	6/1/24	1,820,000	1,893,459	(c)

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	$2,050,000	$2,134,492	(e)
Erie City, Erie County, PA, Water Authority, Water Revenue, Refunding	5.000%	12/1/43	1,520,000	1,636,773	(e)
General Authority of Southcentral Pennsylvania Revenue, Refunding	4.000%	6/1/49	3,585,000	3,180,657
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	11,385,000	11,805,934
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Centre, Series A, Refunding	5.000%	7/1/36	1,300,000	1,324,153
Montgomery County, PA, IDA, Retirement Communities Revenue, Acts Retirement-Life Communities, Series C	5.000%	11/15/45	1,140,000	1,084,947
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity:
The Penndot Major Bridges Package One Project	5.750%	6/30/48	8,600,000	9,166,188	(c)
The Penndot Major Bridges Package One Project	5.250%	6/30/53	18,550,000	18,907,087	(c)
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	5,125,000	5,391,388
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	1,900,000	2,005,443
Series A, Refunding	5.000%	12/1/47	5,880,000	6,226,774
Series A-1	5.000%	12/1/42	1,900,000	1,989,756
Series A-1	5.000%	12/1/47	3,015,000	3,120,607
Series A-2, Refunding	5.000%	12/1/48	8,160,000	8,444,579
Series B, Refunding	5.250%	12/1/44	1,150,000	1,263,978
Series B, Refunding	5.250%	12/1/52	3,000,000	3,256,134
Series C, Refunding	4.000%	12/1/51	2,275,000	2,068,676
Philadelphia, PA, Airport Revenue, Series B, Refunding	5.000%	7/1/47	1,520,000	1,537,736	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	5,125,000	5,781,928
Philadelphia, PA, GO:
Series B	5.000%	2/1/36	1,520,000	1,632,166

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	39

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Series B	5.000%	2/1/37	$1,820,000	$1,937,765
Series B	5.000%	2/1/38	1,710,000	1,812,729
Philadelphia, PA, School District, GO:
Series A, State Aid Withholding	5.000%	9/1/30	2,055,000	2,129,873
Series A, State Aid Withholding	5.000%	9/1/34	615,000	633,395
Series A, State Aid Withholding	5.000%	9/1/35	910,000	935,906
Philadelphia, PA, Water & Wastewater Revenue:
Series A	5.000%	10/1/43	3,795,000	3,978,426
Series A	5.000%	7/1/45	4,555,000	4,668,672	(e)
Series A, Refunding	5.000%	11/1/45	2,950,000	3,119,406
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	2,655,000	2,778,964
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	7,970,000	8,316,568
University of Pittsburgh - Of the Commonwealth System of Higher Education, Series 2019 (SIFMA Municipal Swap Index Yield + 0.360%)	3.780%	2/15/24	3,795,000	3,790,767	(b)
Total Pennsylvania				150,916,901
Puerto Rico — 4.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/25	315,000	320,381	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	600,000	601,580	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/33	10,625,000	10,655,215	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	410,000	402,976	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/37	10,895,000	10,708,362	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/42	12,145,000	10,420,482	(d)
Senior Lien, Series A, Refunding	4.000%	7/1/47	2,450,000	2,031,845	(d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	36,355,000	35,111,804	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	1,414,000	883,750
Restructured, Series A	5.000%	7/1/62	1,535,000	1,423,713
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	54,782	51,418
CAB, Restructured, Series A-1	0.000%	7/1/33	256,303	146,034

See Notes to Financial Statements.

40	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Restructured, Series A-1	5.250%	7/1/23	$111,214	$111,537
Restructured, Series A-1	5.375%	7/1/25	221,811	225,211
Restructured, Series A-1	5.625%	7/1/27	219,802	227,061
Restructured, Series A-1	5.625%	7/1/29	216,236	225,620
Restructured, Series A-1	5.750%	7/1/31	210,028	221,076
Restructured, Series A-1	4.000%	7/1/33	199,162	178,462
Restructured, Series A-1	4.000%	7/1/35	4,779,020	4,185,954
Restructured, Series A-1	4.000%	7/1/37	12,810,518	10,955,734
Restructured, Series A-1	4.000%	7/1/41	1,508,900	1,246,451
Restructured, Series A-1	4.000%	7/1/46	217,253	173,000
Subseries CW	0.000%	11/1/43	940,551	405,613	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	3,635,000	2,526,325	*(f)
Series A	5.000%	7/1/42	7,945,000	5,541,638	*(f)
Series A	5.050%	7/1/42	1,480,000	1,032,300	*(f)
Series CCC	—	7/1/21	25,000	17,031	*(g)
Series CCC	4.600%	7/1/24	10,000	6,913	*(f)
Series CCC	5.000%	7/1/24	760,000	527,250	*(f)
Series CCC	4.625%	7/1/25	25,000	17,281	*(f)
Series CCC	5.000%	7/1/28	475,000	330,125	*(f)
Series DDD, Refunding	—	7/1/19	15,000	10,106	*(g)
Series DDD, Refunding	—	7/1/21	2,695,000	1,835,969	*(g)
Series DDD, Refunding	—	7/1/21	330,000	222,338	*(g)
Series TT	—	7/1/17	25,000	17,031	*(g)
Series TT	5.000%	7/1/24	90,000	62,438	*(f)
Series TT	5.000%	7/1/37	2,985,000	2,082,038	*(f)
Series XX	5.250%	7/1/40	10,665,000	7,492,162	*(f)
Series ZZ, Refunding	5.250%	7/1/23	610,000	424,713	*(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	4,625,000	3,791,197
CAB, Restructured, Series A-1	0.000%	7/1/46	16,775,000	4,299,097
Restructured, Series A-1	4.550%	7/1/40	918,000	857,294
Restructured, Series A-1	4.750%	7/1/53	17,117,000	15,343,372
Restructured, Series A-1	5.000%	7/1/58	7,008,000	6,502,022
Restructured, Series A-2	4.329%	7/1/40	5,658,000	5,141,438
Restructured, Series A-2	4.329%	7/1/40	759,000	689,705
Total Puerto Rico				149,683,062

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	41

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Rhode Island — 0.1%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/34	$1,215,000	$1,236,561
Hospital Financing Lifespan Obligated Group, Refunding	5.000%	5/15/39	3,035,000	3,045,125
Total Rhode Island				4,281,686
South Carolina — 0.4%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,820,000	5,418,186
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/37	570,000	592,099	(c)
Series 2018	5.000%	7/1/38	1,215,000	1,259,713	(c)
Series 2018	5.000%	7/1/43	3,035,000	3,105,493	(c)
Series 2018	5.000%	7/1/48	2,085,000	2,119,248	(c)
Total South Carolina				12,494,739
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	2,105,000	2,139,252
Tennessee — 1.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	10,000,000	9,343,860
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	4,745,000	4,746,204
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	1,520,000	1,598,391
Subordinated, Series B	5.000%	7/1/42	1,900,000	1,997,989
Subordinated, Series B, Refunding	5.000%	7/1/46	3,000,000	3,139,445
Metropolitan Nashville Airport Authority Revenue:
Subordinated, Series B	5.000%	7/1/27	1,365,000	1,428,190	(c)
Subordinated, Series B	5.000%	7/1/28	2,125,000	2,252,728	(c)

See Notes to Financial Statements.

42	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — continued
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	$25,235,000	$25,220,248	(a)(b)
Series A	5.250%	9/1/24	3,825,000	3,863,239
Total Tennessee				53,590,294
Texas — 6.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	1,785,000	1,875,516
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	5,540,000	5,751,971
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/39	5,315,000	5,370,445	(c)
Series 2014	5.000%	11/15/44	6,450,000	6,490,232	(c)
Series 2019	5.000%	11/15/31	3,035,000	3,272,623	(c)
Series 2019	5.000%	11/15/36	3,615,000	3,805,907	(c)
Series 2022	5.000%	11/15/39	2,390,000	2,532,384	(c)
Series 2022	5.250%	11/15/47	3,035,000	3,185,994	(c)
Series 2022	5.000%	11/15/52	1,480,000	1,514,869	(c)
Series B	5.000%	11/15/44	2,655,000	2,730,802	(c)
Central Texas Regional Mobility Authority Revenue:
Senior Lien, Series E	4.000%	1/1/50	3,795,000	3,442,364
Series A, Senior Lien	5.000%	1/1/40	3,035,000	3,164,261	(e)
Series A, Senior Lien	5.000%	1/1/45	3,415,000	3,560,445	(e)
Central Texas Turnpike System Revenue, Subordinated, Series C, Refunding	5.000%	8/15/42	11,385,000	11,459,324
Dallas, TX, Hotel Occupancy Tax Revenue:
Series 2021, Refunding	4.000%	8/15/36	1,975,000	1,867,004
Series 2021, Refunding	4.000%	8/15/38	1,500,000	1,386,580
Dallas, TX, Waterworks & Sewer System Revenue, Series 2017	5.000%	10/1/46	6,070,000	6,385,445
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	1,235,000	1,297,149
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, Series B (0.000% to 10/1/23 then 5.450%)	0.000%	10/1/34	3,795,000	4,134,588
First Tier Toll Revenue, Series A	5.125%	10/1/43	1,520,000	1,524,429

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	43

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Gulf Coast IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	$3,795,000	$3,798,175	(c)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Series 2021	4.000%	10/1/42	7,590,000	7,243,089
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	1,260,000	1,336,378	(h)
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/27	3,035,000	3,117,881
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,875,000	4,609,694
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,795,000	3,271,866	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	5,615,000	5,611,493	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	3,795,000	3,271,227	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/37	1,330,000	1,264,322	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/38	1,520,000	1,441,160	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,520,000	1,420,824	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	2,935,000	2,667,378	(c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	2,275,000	2,305,185
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	540,000	561,134	(c)
Series 2017	5.000%	11/1/36	540,000	554,573	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/28	3,035,000	3,039,251	(c)
Matagorda County, TX, Navigation District No 1, PCR, Central Power and Light Company Project, Series A	2.600%	11/1/29	3,795,000	3,357,687
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	4,175,000	4,302,107

See Notes to Financial Statements.

44	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview, Refunding	5.000%	11/15/46	$1,175,000	$1,228,480	(e)
Newark, TX, Higher Education Finance Corp., Education Revenue:
TLC Academy, Series A	4.000%	8/15/31	975,000	904,611
TLC Academy, Series A	4.000%	8/15/41	1,280,000	1,039,866
North Texas Tollway Authority Revenue:
Series A, Refunding	4.000%	1/1/39	3,795,000	3,731,669
Series B, Refunding	5.000%	1/1/45	8,350,000	8,488,471
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	1,785,000	1,080,109	(c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	4.000%	10/1/41	1,520,000	1,483,461
Methodist Hospitals of Dallas	4.000%	10/1/47	3,150,000	2,907,292
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	20,280,000	21,168,704
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Segment 3C Project	5.000%	6/30/58	18,975,000	18,664,393	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	6,830,000	6,594,199	(c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	2,765,000	2,669,388
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	760,000	717,853
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/38	3,795,000	3,818,639
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	2,845,000	2,522,720

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	45

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$1,935,000	$1,412,550	*(d)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	645,000	32,250	*(f)
Total Texas				206,390,411
Utah — 0.6%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/36	3,645,000	3,764,654	(c)
Series A	5.000%	7/1/37	2,655,000	2,732,865	(c)
Series B	5.000%	7/1/47	1,195,000	1,227,785
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	1,330,000	1,349,516
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	2,845,000	2,875,316
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/43	875,000	892,155
Utah Charter Academies Inc., UT CSCE	5.000%	10/15/48	910,000	923,163
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/24	1,150,000	1,129,661
Series 2019	5.000%	10/15/25	845,000	844,638
Series 2019	4.000%	10/15/30	1,535,000	1,444,258
Series 2019	4.000%	10/15/34	760,000	685,130
Series 2019	4.000%	10/15/39	1,330,000	1,097,434
Series 2021	3.000%	10/15/45	760,000	474,452
Total Utah				19,441,027
Vermont — 0.1%
University of Vermont & State Agricultural College, Green Bonds, Series A	5.000%	10/1/49	1,900,000	2,001,991
Virginia — 0.9%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	1,250,000	1,332,312
Virginia Hospital Center, Refunding	5.000%	7/1/27	760,000	810,490
Virginia Hospital Center, Refunding	5.000%	7/1/36	1,520,000	1,646,563
Virginia Hospital Center, Refunding	4.000%	7/1/38	645,000	627,608
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	4,820,000	4,950,896	(c)
Series B, Refunding	5.000%	7/1/45	7,385,000	7,548,504	(c)

See Notes to Financial Statements.

46	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	4.000%	1/1/48	$3,795,000	$3,179,075	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	5,465,000	5,516,460	(c)
Series A	5.000%	1/1/33	1,265,000	1,356,764
Series A	5.000%	1/1/35	2,070,000	2,205,701
Total Virginia				29,174,373
Washington — 1.3%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	2,845,000	3,067,530	(c)
Series 2019	5.000%	4/1/34	3,035,000	3,261,084	(c)
Series 2019	4.000%	4/1/44	1,900,000	1,727,006	(c)
Series 2019	5.000%	4/1/44	3,035,000	3,137,555	(c)
Series B, Refunding	5.000%	8/1/39	2,500,000	2,673,422	(c)
Series B, Refunding	5.000%	8/1/40	5,500,000	5,849,880	(c)
Series C	5.000%	5/1/42	6,450,000	6,547,874	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	3,500,000	3,555,355
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	570,000	512,869
Commonspirit Health, Series B-2, Refunding	5.000%	8/1/25	3,035,000	3,108,855	(a)(b)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,700,000	1,726,915
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	3,915,000	3,966,562
Washington State HFC Revenue, Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/51	2,465,000	1,857,017	(d)
Total Washington				40,991,924
Wisconsin — 0.9%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	9,110,000	9,382,363
Public Finance Authority, WI, Hospital Revenue Bonds:
Renown Regional Medical Center Project, Series A	5.000%	6/1/34	1,330,000	1,415,233
Renown Regional Medical Center Project, Series A	5.000%	6/1/38	1,900,000	1,974,671

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	47

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Retirement Communities Revenue, Acts Retirement Life Communities, Inc., Series A	5.000%	11/15/41	$1,330,000	$1,287,512
Public Finance Authority, WI, Revenue, Cone Health, Series A	5.000%	10/1/52	5,450,000	5,632,540
Public Finance Authority, WI, Revenue Bonds, The Carmelite System, Inc. Obligated Group	5.000%	1/1/45	2,275,000	2,175,826
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	1,330,000	1,397,192
Wisconsin State HEFA Revenue, Bellin Memorial Hospital, Inc., Series B	5.250%	12/1/48	4,500,000	4,742,843
Total Wisconsin				28,008,180
Total Municipal Bonds (Cost — $3,087,221,799)				2,999,468,146
Municipal Bonds Deposited in Tender Option Bond Trust (i) — 2.6%
New York — 2.6%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	17,015,000	18,786,201
Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	11,695,000	12,617,924
New York State Dormitory Authority, State Personal Income Tax Revenue:
General Purpose Bonds, Series A	4.000%	3/15/45	25,000,000	23,809,100
General Purpose Bonds, Series A, Refunding	4.000%	3/15/41	25,000,000	24,349,378
Total Municipal Bonds Deposited in Tender Option Bond Trust (Cost — $80,787,635)				79,562,603
Total Investments before Short-Term Investments (Cost — $3,168,009,434)				3,079,030,749
Short-Term Investments — 0.4%
Municipal Bonds — 0.4%
Georgia — 0.4%
Bartow County Development Authority, GA, Georgia Power Company Plant Bowen Project, Second Series 2022	3.050%	11/1/62	10,900,000	10,900,000	(c)(j)(k)
Massachusetts — 0.0%††
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	2.400%	7/1/39	200,000	200,000	(j)(k)

See Notes to Financial Statements.

48	Western Asset Managed Municipals Fund 2023 Annual Report

Western Asset Managed Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — 0.0%††
New York City, NY, GO, Subseries D-4, LOC - TD Bank N.A.	2.450%	8/1/40	$300,000	$300,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	2.550%	6/15/33	700,000	700,000	(j)(k)
Total New York				1,000,000
Total Short-Term Investments (Cost — $12,100,000)				12,100,000
Total Investments — 100.5% (Cost — $3,180,109,434)				3,091,130,749
TOB Floating Rate Notes — (1.4)%				(44,135,000)
Other Assets in Excess of Other Liabilities — 0.9%				29,275,163
Total Net Assets — 100.0%				$3,076,270,912

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of February 28, 2023.

(g)	The maturity principal is currently in default as of February 28, 2023.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	49

Schedule of investments (cont’d)

February 28, 2023

Western Asset Managed Municipals Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FHA	— Federal Housing Administration — Insured Bonds

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

HFC	— Housing Finance Commission

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PCFA	— Pollution Control Financing Authority

PCR	— Pollution Control Revenue

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	—Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

50	Western Asset Managed Municipals Fund 2023 Annual Report

Statement of assets and liabilities

February 28, 2023

Assets:
Investments, at value (Cost — $3,180,109,434)	$3,091,130,749
Cash	113,197
Interest receivable	34,213,047
Receivable for Fund shares sold	2,781,901
Receivable for securities sold	900,000
Prepaid expenses	107,154
Total Assets	3,129,246,048

Liabilities:
TOB Floating Rate Notes (Note 1)	44,135,000
Payable for Fund shares repurchased	4,812,941
Investment management fee payable	927,858
Payable for securities purchased	908,388
Distributions payable	863,051
Interest expense payable	465,899
Service and/or distribution fees payable	270,459
Trustees’ fees payable	9,392
Accrued expenses	582,148
Total Liabilities	52,975,136
Total Net Assets	$3,076,270,912

Net Assets:
Par value (Note 7)	$2,092
Paid-in capital in excess of par value	3,282,718,765
Total distributable earnings (loss)	(206,449,945)
Total Net Assets	$3,076,270,912

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	51

Statement of assets and liabilities (cont’d)

February 28, 2023

Net Assets:
Class 1	$13,750,326
Class A	$2,041,608,190
Class C	$58,419,816
Class I	$717,205,717
Class IS	$245,286,863

Shares Outstanding:
Class 1	938,471
Class A	138,884,747
Class C	3,970,325
Class I	48,712,671
Class IS	16,662,282

Net Asset Value:
Class 1 (and redemption price)	$14.65
Class A (and redemption price)	$14.70
Class C*	$14.71
Class I (and redemption price)	$14.72
Class IS (and redemption price)	$14.72

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$15.27

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

52	Western Asset Managed Municipals Fund 2023 Annual Report

Statement of operations

For the Year Ended February 28, 2023

Investment Income:
Interest	$125,370,608

Expenses:
Investment management fee (Note 2)	14,052,158
Service and/or distribution fees (Notes 2 and 5)	4,114,811
Transfer agent fees (Note 5)	2,749,773
Interest expense (Note 1)	790,486
Registration fees	244,401
Legal fees	103,188
Fund accounting fees	102,958
Trustees’ fees	78,272
Audit and tax fees	76,736
Shareholder reports	32,827
Commitment fees (Note 8)	30,588
Insurance	20,495
Custody fees	14,075
Miscellaneous expenses	24,102
Total Expenses	22,434,870
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(520,350)
Net Expenses	21,914,520
Net Investment Income	103,456,088

Realized and Unrealized Loss on Investments (Notes 1, 3 and 9):
Net Realized Loss From Investment Transactions	(92,654,047)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(295,747,319)
Net Loss on Investments	(388,401,366)
Decrease in Net Assets From Operations	$(284,945,278)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	53

Statements of changes in net assets

For the Years Ended February 28,	2023	2022

Operations:
Net investment income	$103,456,088	$117,043,091
Net realized gain (loss)	(92,654,047)	28,957,780
Change in net unrealized appreciation (depreciation)	(295,747,319)	(137,504,676)
Increase (Decrease) in Net Assets From Operations	(284,945,278)	8,496,195

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(102,742,015)	(116,283,466)
Decrease in Net Assets From Distributions to Shareholders	(102,742,015)	(116,283,466)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,474,450,154	1,583,590,459
Reinvestment of distributions	92,617,813	85,473,991
Cost of shares repurchased	(1,827,319,359)	(1,325,317,995)
Shares redeemed in-kind (Note 9)	(1,069,484,120)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,329,735,512)	343,746,455
Increase (Decrease) in Net Assets	(1,717,422,805)	235,959,184

Net Assets:
Beginning of year	4,793,693,717	4,557,734,533
End of year	$3,076,270,912	$4,793,693,717

See Notes to Financial Statements.

54	Western Asset Managed Municipals Fund 2023 Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2023	2022	2021	2020[2]	2019

Net asset value, beginning of year	$16.08	$16.42	$16.84	$15.84	$15.97

Income (loss) from operations:
Net investment income	0.46	0.42	0.48	0.54	0.63
Net realized and unrealized gain (loss)	(1.43)	(0.34)	(0.43)	1.00	(0.13)
Total income (loss) from operations	(0.97)	0.08	0.05	1.54	0.50

Less distributions from:
Net investment income	(0.46)	(0.42)	(0.47)	(0.54)	(0.63)
Total distributions	(0.46)	(0.42)	(0.47)	(0.54)	(0.63)

Net asset value, end of year	$14.65	$16.08	$16.42	$16.84	$15.84
Total return[3]	(6.04)%	0.44%	0.40%	9.88%	3.19%

Net assets, end of year (000s)	$13,750	$16,397	$17,842	$19,140	$18,670

Ratios to average net assets:
Gross expenses	0.54%	0.50%	0.51%	0.53%	0.56%
Net expenses[4]	0.53 [5]	0.50	0.51 [5]	0.52 [5]	0.56
Net investment income	3.08	2.55	2.95	3.34	3.98

Portfolio turnover rate	33%[6]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	55

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2023	2022	2021	2020[2]	2019

Net asset value, beginning of year	$16.14	$16.48	$16.89	$15.89	$16.03

Income (loss) from operations:
Net investment income	0.43	0.40	0.46	0.52	0.61
Net realized and unrealized gain (loss)	(1.43)	(0.34)	(0.42)	1.00	(0.14)
Total income (loss) from operations	(1.00)	0.06	0.04	1.52	0.47

Less distributions from:
Net investment income	(0.44)	(0.40)	(0.45)	(0.52)	(0.61)
Total distributions	(0.44)	(0.40)	(0.45)	(0.52)	(0.61)

Net asset value, end of year	$14.70	$16.14	$16.48	$16.89	$15.89
Total return[3]	(6.21)%	0.32%	0.28%	9.78%	2.99%

Net assets, end of year (millions)	$2,042	$3,447	$3,271	$3,618	$2,991

Ratios to average net assets:
Gross expenses	0.68%	0.63%	0.64%	0.66%	0.70%
Net expenses[4,5]	0.67	0.63	0.64	0.66	0.70
Net investment income	2.88	2.41	2.82	3.18	3.86

Portfolio turnover rate	33%[6]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.77%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

56	Western Asset Managed Municipals Fund 2023 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2023	2022	2021	2020[2]	2019

Net asset value, beginning of year	$16.15	$16.49	$16.91	$15.90	$16.04

Income (loss) from operations:
Net investment income	0.36	0.31	0.37	0.45	0.53
Net realized and unrealized gain (loss)	(1.44)	(0.34)	(0.43)	0.99	(0.15)
Total income (loss) from operations	(1.08)	(0.03)	(0.06)	1.44	0.38

Less distributions from:
Net investment income	(0.36)	(0.31)	(0.36)	(0.43)	(0.52)
Total distributions	(0.36)	(0.31)	(0.36)	(0.43)	(0.52)

Net asset value, end of year	$14.71	$16.15	$16.49	$16.91	$15.90
Total return[3]	(6.71)%	(0.24)%	(0.27)%	9.17%	2.43%

Net assets, end of year (000s)	$58,420	$98,239	$140,793	$257,441	$478,072

Ratios to average net assets:
Gross expenses	1.22%	1.19%	1.19%	1.22%	1.25%
Net expenses[4]	1.21 [5]	1.19 [5]	1.19 [5]	1.22 [5]	1.25
Net investment income	2.36	1.86	2.28	2.72	3.29

Portfolio turnover rate	33%[6]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.32%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	57

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2023	2022	2021	2020[2]	2019

Net asset value, beginning of year	$16.16	$16.50	$16.92	$15.92	$16.05

Income (loss) from operations:
Net investment income	0.47	0.43	0.49	0.55	0.64
Net realized and unrealized gain (loss)	(1.44)	(0.34)	(0.43)	1.00	(0.14)
Total income (loss) from operations	(0.97)	0.09	0.06	1.55	0.50

Less distributions from:
Net investment income	(0.47)	(0.43)	(0.48)	(0.55)	(0.63)
Total distributions	(0.47)	(0.43)	(0.48)	(0.55)	(0.63)

Net asset value, end of year	$14.72	$16.16	$16.50	$16.92	$15.92
Total return[3]	(6.01)%	0.49%	0.47%	9.88%	3.21%

Net assets, end of year (millions)	$717	$1,114	$1,062	$1,172	$1,043

Ratios to average net assets:
Gross expenses	0.52%	0.50%	0.50%	0.52%	0.55%
Net expenses[4]	0.47 [5]	0.46 [5]	0.45 [5]	0.49 [5]	0.55
Net investment income	3.11	2.59	3.01	3.36	3.99

Portfolio turnover rate	33%[6]	11%	27%	31%	23%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.60%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

58	Western Asset Managed Municipals Fund 2023 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2023	2022	2021	2020[2]	2019[3]

Net asset value, beginning of year	$16.16	$16.50	$16.92	$15.92	$16.04

Income (loss) from operations:
Net investment income	0.48	0.43	0.49	0.55	0.62
Net realized and unrealized gain (loss)	(1.45)	(0.33)	(0.42)	1.01	(0.13)
Total income (loss) from operations	(0.97)	0.10	0.07	1.56	0.49

Less distributions from:
Net investment income	(0.47)	(0.44)	(0.49)	(0.56)	(0.61)
Total distributions	(0.47)	(0.44)	(0.49)	(0.56)	(0.61)

Net asset value, end of year	$14.72	$16.16	$16.50	$16.92	$15.92
Total return[4]	(5.98)%	0.53%	0.50%	9.94%	3.15%

Net assets, end of year (000s)	$245,287	$117,624	$66,125	$61,135	$25,441

Ratios to average net assets:
Gross expenses	0.45%	0.42%[5]	0.42%	0.45%	0.48%[6]
Net expenses[7]	0.44 [8]	0.42 [5]	0.42 [8]	0.44 [8]	0.48 [6]
Net investment income	3.25	2.61	3.03	3.34	4.15 [6]

Portfolio turnover rate	33%[9]	11%	27%	31%	23%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the year ended February 29.

[3]	For the period March 16, 2018 (inception date) to February 28, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective August 13, 2019, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense cap as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to August 13, 2019, the expense limitation was 0.50%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

[10]	For the year ended February 28, 2019.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2023 Annual Report	59

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

60	Western Asset Managed Municipals Fund 2023 Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2023 Annual Report	61

Notes to financial statements (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$2,999,468,146	—	$2,999,468,146
Municipal Bonds Deposited in Tender Option Bond Trust	—	79,562,603	—	79,562,603
Total Long-Term Investments	—	3,079,030,749	—	3,079,030,749
Short-Term Investments†	—	12,100,000	—	12,100,000
Total Investments	—	$3,091,130,749	—	$3,091,130,749

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

62	Western Asset Managed Municipals Fund 2023 Annual Report

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$7,922,847	$(7,922,847)

(a)	Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.

Western Asset Managed Municipals Fund 2023 Annual Report	63

Notes to financial statements (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 0.77%, 1.32%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the year ended February 28, 2023, fees waived and/or expenses reimbursed amounted to $520,350.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at February 28, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class 1	Class A	Class C	Class I	Class IS
Expires February 29, 2024	—	—	—	$507,103	—
Expires February 28, 2025	$334	$55,147	$1,743	449,988	$13,067
Total fee waivers/expense reimbursements subject to recapture	$334	$55,147	$1,743	$957,091	$13,067

For the year ended February 28, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying

64	Western Asset Managed Municipals Fund 2023 Annual Report

agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended February 28, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$57,284	—
CDSCs	131,531	$1,180

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended February 28, 2023, such purchase and sale transactions (excluding accrued interest) were $229,620,000 and $451,820,000, respectively.

3. Investments

During the year ended February 28, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,246,112,164
Sales	1,136,283,743	*

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $1,063,742,586 (Note 9).

Western Asset Managed Municipals Fund 2023 Annual Report	65

Notes to financial statements (cont’d)

At February 28, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$3,132,400,948	$42,451,402	$(127,856,601)	$(85,405,199)

4. Derivative instruments and hedging activities

During the year ended February 28, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended February 28, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class 1	—		$13,279
Class A	$3,585,879	†	1,972,101
Class C	528,932	†	54,075
Class I	—		701,086
Class IS	—		9,232
Total	$4,114,811		$2,749,773

†

Amounts shown are exclusive of expense reimbursements. For the year ended February 28, 2023, the service and/or distribution fees reimbursed amounted to $50 and $20 for Class A and Class C shares, respectively.

For the year ended February 28, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$334
Class A	55,197
Class C	1,764
Class I	449,988
Class IS	13,067
Total	$520,350

66	Western Asset Managed Municipals Fund 2023 Annual Report

6. Distributions to shareholders by class

	Year Ended February 28, 2023	Year Ended February 28, 2022
Net Investment Income:
Class 1	$442,829	$439,758
Class A	68,434,226	82,085,522
Class C	1,769,940	2,220,554
Class I	26,739,469	29,133,147
Class IS	5,355,551	2,404,485
Total	$102,742,015	$116,283,466

7. Shares of beneficial interest

At February 28, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended February 28, 2023		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	29,895	$442,821	26,444	$439,729
Shares repurchased	(110,830)	(1,653,958)	(93,384)	(1,555,560)
Net decrease	(80,935)	$(1,211,137)	(66,940)	$(1,115,831)

Class A
Shares sold	49,361,224	$752,245,798	74,831,241	$1,242,077,963
Shares issued on reinvestment	4,304,656	64,177,331	3,443,529	57,364,298
Shares repurchased	(58,378,058)	(884,112,764)	(63,164,254)	(1,045,973,918)
Shares redeemed in-kind	(70,038,253)	(1,069,484,120)	—	—
Net increase (decrease)	(74,750,431)	$(1,137,173,755)	15,110,516	$253,468,343

Class C
Shares sold	508,745	$7,600,372	577,873	$9,719,618
Shares issued on reinvestment	104,670	1,557,867	114,836	1,918,584
Shares repurchased	(2,724,893)	(40,646,132)	(3,150,285)	(52,841,611)
Net decrease	(2,111,478)	$(31,487,893)	(2,457,576)	$(41,203,409)

Class I
Shares sold	31,762,256	$473,611,784	15,503,795	$259,554,502
Shares issued on reinvestment	1,448,129	21,581,201	1,410,026	23,554,725
Shares repurchased	(53,420,653)	(794,224,147)	(12,324,470)	(205,392,841)
Net increase (decrease)	(20,210,268)	$(299,031,162)	4,589,351	$77,716,386

Western Asset Managed Municipals Fund 2023 Annual Report	67

Notes to financial statements (cont’d)

	Year Ended February 28, 2023		Year Ended February 28, 2022
	Shares	Amount	Shares	Amount
Class IS
Shares sold	16,241,552	$240,992,200	4,314,506	$72,238,376
Shares issued on reinvestment	327,488	4,858,593	131,751	2,196,655
Shares repurchased	(7,185,151)	(106,682,358)	(1,174,912)	(19,554,065)
Net increase	9,383,889	$139,168,435	3,271,345	$54,880,966

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended February 28, 2023.

9. Redemptions in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended February 28, 2023, the Fund had redemptions in-kind with total proceeds in the amount of $1,069,484,120. The net realized loss on these redemptions in-kind amounted to $7,628,489, which was not realized for tax purposes. For the year ended February 28, 2022, the Fund had no redemptions in-kind.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended February 28, was as follows:

	2023	2022
Distributions paid from:
Tax-exempt income	$102,720,028	$116,267,530
Ordinary income	21,987	15,936
Total distributions paid	$102,742,015	$116,283,466

68	Western Asset Managed Municipals Fund 2023 Annual Report

As of February 28, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed tax-exempt income — net	$3,016,961
Deferred capital losses*	(123,974,868)
Other book/tax temporary differences(a)	(86,839)
Unrealized appreciation (depreciation)(b)	(85,405,199)
Total distributable earnings (loss) — net	$(206,449,945)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax accretion methods for market discount on fixed income securities and book/tax differences in the accrual of interest income on securities in default.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings

Western Asset Managed Municipals Fund 2023 Annual Report	69

Notes to financial statements (cont’d)

immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

70	Western Asset Managed Municipals Fund 2023 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Managed Municipals Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Managed Municipals Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of February 28, 2023, the related statement of operations for the year ended February 28, 2023, the statement of changes in net assets for each of the two years in the period ended February 28, 2023, including the related notes, and the financial highlights for the each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian, brokers and the administrative agent for the tender option bond trust. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

April 18, 2023

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Managed Municipals Fund 2023 Annual Report	71

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Managed Municipals Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Franklin Templeton, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Trustees and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Trustees†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Board Member of Excellent Education Development (since 2012); Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly, Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Formerly, Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); Vice President (since 2017), Member of the Executive Board (since 2013) and Member of the International Olympic Committee (since 1986); and President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	None

72	Western Asset Managed Municipals Fund

Independent Trustees† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Chairman of the Independent Directors Council (2012 to 2014); ICI Executive Committee (2011 to 2014); and Investment Company Institute (ICI) Board of Governors (2006 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Ecolab Inc. (since 2012); Fomento Economico Mexicano, SAB (since 2011); Republic Services, Inc. (since 2009); and formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and formerly, Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); and formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Public Storage (since 2010); Occidental Petroleum Corporation (since 2008); and formerly, California Resources Corporation (2014 to 2021)

Western Asset Managed Municipals Fund	73

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Trustee and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997 (Chairman of the Board since 2020)
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (2005 to 2017); and Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); and Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); formerly, Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); and Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[5] (since 2016); Ralph M. Parson Foundation (since 2015); Edison International (since 2011); formerly, Member of the Board of Trustees of California State University system (2015 to 2022); and Kaiser Family Foundation (2012 to 2022)

74	Western Asset Managed Municipals Fund

Interested Trustee

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Trustee
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (a law partnership) (since 1968)
Number of funds in fund complex overseen by Trustee[3]	51
Other Trusteeships held by Trustee during the past five years	Director of Provivi, Inc. (since 2017); and Director of Berkshire Hathaway, Inc. (since 1997)

Interested Trustee and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 126 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); and Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee[3]	126
Other Trusteeships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker
Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Managed Municipals Fund	75

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

76	Western Asset Managed Municipals Fund

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017
Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

Western Asset Managed Municipals Fund	77

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

78	Western Asset Managed Municipals Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2023:

	Pursuant to:	Amount Reported
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	$102,720,028
Section 163(j) Interest Earned	§163(j)	$25,976

Western Asset Managed Municipals Fund	79

Western Asset

Managed Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02207 4/23 SR23-4627

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial experts,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial experts. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit-Related Fees. The aggregate fees billed in the last two fiscal years ending February 28, 2022 and February 28, 2023 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $188,676 in February 28, 2022 and $188,676 in February 28, 2023.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 28, 2022 and $0 in February 28, 2023.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $39,250 in February 28, 2022 and $39,250 in February 28, 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Income Trust, were $0 in February 28, 2022 and $0 in February 28, 2023.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Income Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Income Trust during the reporting period were $343,489 in February 28, 2022 and $350,359 in February 28, 2023.

(h) Yes. Legg Mason Partners Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 24, 2023